Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Investments accounted for using the equity method

22. Investments accounted for using the equity method

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Associates(i)	793,210	654,753	610,178	222,513
Joint ventures(ii)	2,208,795	2,404,393	2,945,421	3,543,646
Total	3,002,005	3,059,146	3,555,599	3,766,159
(i)	Investments in associates accounted for using the equity method

The Group recorded proportionate share of losses of RMB128,285, RMB140,324 and RMB195,828 from associates in “Share of profit (loss) of equity method investees” in the consolidated income statements for the years ended December 31, 2022, 2023 and 2024, respectively.

During the years ended December 31, 2022, 2023 and 2024, the Group identified indications that investments in associates may be impaired with significant or prolonged declines in values of associates, mainly due to the adverse financial and business outlook of the associates. The Group carried out impairment assessment and determined the respective recoverable amount with reference to the higher of value in use and fair value less costs of disposal. During the years ended December 31, 2022, 2023 and 2024, an aggregate impairment loss of RMB55,728, RMB46,245 and RMB225,099 had been recognized for associates with impairment indicators, and the majority of these associates’ recoverable amounts were determined using fair value less costs of disposal.

There were no individual material associates that are accounted for using the equity method as of December 31, 2022, 2023 and 2024. The Group summarizes the condensed financial information of the Group’s associates as a group below:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Revenue	979,427	1,568,858	2,007,293
Gross profit (loss)	124,791	87,365	126,186
Income (loss) from operations	(761,410)	(467,524)	(547,783)
Net income (loss), net	(1,782,597)	(460,296)	(549,828)
Balance sheet data:
Current assets	1,954,513	2,381,117	3,383,907
Non-current assets	3,205,006	3,940,619	3,042,236
Current liabilities	1,716,515	2,042,425	1,971,865
Non-current liabilities	1,563,987	2,352,201	2,830,518

22. Investments accounted for using the equity method (Continued)

Aggregated amount of the Group’s share of profit (loss) of individually immaterial associates accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
– Loss from operations	(128,285)	(140,324)	(195,828)
– Other comprehensive income	138	—	—
Total	(128,147)	(140,324)	(195,828)

(ii)	Investments in joint ventures accounted for using the equity method

The Group recorded proportionate share of income of RMB176,868, RMB704,022 and RMB439,263 from joint ventures in “Share of profit (loss) of equity method investees” in the consolidated income statements for the years ended December 31, 2022, 2023 and 2024, respectively.

There were no individually material joint ventures that are accounted for using the equity method as of December 31, 2022, 2023 and 2024. The Group summarizes the condensed financial information of the Group’s joint ventures as a group below:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Revenue	7,926,004	10,175,124	6,986,969
Gross profit (loss)	1,575,801	2,647,368	1,770,236
Income (loss) from operations	758,417	1,380,078	1,417,091
Net income (loss), net	596,304	1,139,947	1,245,587
Balance sheet data:
Current assets	42,280,662	49,849,695	52,915,859
Non-current assets	2,301,655	2,858,838	2,389,016
Current liabilities	36,634,695	44,397,577	45,300,441
Non-current liabilities	1,170,101	265,831	368,764
Convertible redeemable preferred shares and non‑controlling interests	(141)	(9,482)	(6,413)

Aggregated amount of the Group’s share of profit (loss) of individually immaterial joint ventures accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
– Income from operations	176,868	704,022	439,263
– Other comprehensive loss	(12,755)	(4,454)	(3,434)
Total	164,113	699,568	435,829